Liabilities, Convertible Preferred Stock and Stockholders' (Deficit) Equity - Assumptions used to Estimate the Fair Value of Stock Options Granted (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Dividend yield					0.00%	0.00%	0.00%
Stock Options Granted
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Expected term (in years)					6 years	5 years 11 months 26 days	6 years 1 month 6 days
Expected volatility					84.00%	83.00%	76.00%
Risk-free interest					2.93%	0.88%	1.06%
Dividend yield					0.00%	0.00%	0.00%
2016 ESPP
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Expected term (in years)	6 months	6 months	5 months 26 days	5 months 26 days	5 months 26 days	6 months	6 months
Expected volatility	222.00%	95.00%	181.00%	84.00%	84.00%	86.00%	76.00%
Risk-free interest	5.29%	3.26%	4.99%	1.95%	1.95%	0.08%	0.75%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
2016 Plan
Employee Service Share Based Compensation Allocation of Recognized Period Costs [Line Items]
Expected term (in years)	6 years 29 days	6 years 7 days	6 years 14 days	5 years 11 months 15 days
Expected volatility	101.00%	85.00%	111.00%	83.00%
Risk-free interest	4.28%	3.16%	4.07%	2.43%
Dividend yield	0.00%	0.00%	0.00%	0.00%